11. SHARE CAPITAL: Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options | Expiration February 3, 2028
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	50,000
Number of options exercisable	50,000
Weighted average exercise price	$ 3
Weighted average remaining life	2 years 1 month 2 days
Stock Options | Expiration November 14, 2028
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	112,500
Number of options exercisable	112,500
Weighted average exercise price	$ 4.28
Weighted average remaining life	2 years 10 months 13 days
Stock Options | Expiration April 17, 2029
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	50,000
Number of options exercisable	50,000
Weighted average exercise price	$ 5.08
Weighted average remaining life	3 years 3 months 18 days
Stock Options | Expiration June 20, 2029
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	50,000
Number of options exercisable	16,666
Weighted average exercise price	$ 3.8
Weighted average remaining life	3 years 5 months 19 days
Stock Options | Expiration October 27, 2029
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	150,000
Number of options exercisable	100,000
Weighted average exercise price	$ 4.06
Weighted average remaining life	3 years 9 months 25 days
Stock Options | Expiration January 28, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	87,500
Number of options exercisable	29,167
Weighted average exercise price	$ 3.4
Weighted average remaining life	4 years 29 days
Stock Options | Expiration February 13, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	175,000
Number of options exercisable	0
Weighted average exercise price	$ 3.7
Weighted average remaining life	4 years 1 month 13 days
Stock Options | Expiration December 31, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	100,000
Number of options exercisable	100,000
Weighted average exercise price	$ 0.94
Weighted average remaining life	5 years
Stock Options | Expiration November 20, 2030
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	300,000
Number of options exercisable	0
Weighted average exercise price	$ 4.34
Weighted average remaining life	4 years 10 months 20 days
Stock Options | Expiration January 6, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	50,000
Number of options exercisable	50,000
Weighted average exercise price	$ 1.8
Weighted average remaining life	6 years 7 days
Stock Options | Expiration December 6, 2032
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	92,500
Number of options exercisable	92,500
Weighted average exercise price	$ 2.58
Weighted average remaining life	6 years 11 months 8 days
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	1,217,500	811,500
Number of options exercisable	600,833
Weighted average exercise price	$ 3.58	$ 3.33
Weighted average remaining life	4 years 4 months 17 days
Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	647,751	0
Weighted average exercise price	$ 3.3	$ 0
Weighted average remaining life	1 year 8 months 15 days
Warrants | Expiration September 16, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	647,751
Weighted average exercise price	$ 3.3
Weighted average remaining life	1 year 8 months 15 days